Operating Assets and Liabilities - Depreciation (Details)	12 Months Ended
Dec. 31, 2024
Equipment, furniture and fixtures | Bottom of range
Property, Plant and Equipment
Expected useful lives of assets	3 years
Equipment, furniture and fixtures | Top of range
Property, Plant and Equipment
Expected useful lives of assets	5 years
Leasehold improvements
Property, Plant and Equipment
Expected useful lives of assets	15 years